Cover	Jun. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 07, 2024
Entity Registrant Name	Hillman Solutions Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39609
Entity Tax Identification Number	85-2096734
Entity Address, Postal Zip Code	45240
Entity Address, State or Province	OH
Entity Address, City or Town	Cincinnati
Written Communications	false
Soliciting Material	false
Entity Address, Address Line One	1280 Kemper Meadow Drive
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001822492
Amendment Flag	false
Current Fiscal Year End Date	--12-28
City Area Code	513
Local Phone Number	851-4900
Common Stock, Par or Stated Value Per Share	Common stock, par value $0.0001 per share
Trading Symbol	HLMN
Security Exchange Name	NASDAQ